Accounts payable and accrued liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued liabilities

Accounts payable and accrued liabilities include the following:

	September 30, 2017	December 31, 2016
Accounts payable	$490,840	$161,768
Accrued payroll including vacation	316,588	242,436
Accrued professional fees	211,232	500,430
Accrued research and development costs	65,000	87,751
Accrued taxes	126,990	22,994
Accrued construction costs	387,038	—
Accrued other	4,708	2,472

Accounts payable and accrued liabilities	$1,602,396	$1,017,851

Accounts payable and accrued liabilities include the following at December 31, 2016 and 2015:

	2016	2015
Accounts payable	$161,768	$157,272
Accrued payroll including vacation	242,436	263,851
Accrued professional fees	500,430	82,036
Accrued research and development costs	87,751	100,583
Accrued other	25,466	18,167

Accounts payable and accrued liabilities	$1,017,851	$621,909